Subsequent Event	12 Months Ended
Dec. 31, 2017
Disclosure of non-adjusting events after reporting period [Abstract]
Subsequent Event

47. SUBSEQUENT EVENTS

There have been no significant events between December 31, 2017 and the date of issuance of these consolidated financial statements which would require a change to or additional disclosure in the accounts.